Note 6 - Inventories	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Inventory Disclosure [Text Block]	6. Inventories: Inventories in the accompanying consolidated balance sheets relate to bunkers, lubricants and spare parts on board the vessels.